NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of earnings per share [Table text block]
	Year ended December 31,
	2022		2021
	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	7,181	$(22,511)	5,796	$(17,763)

Effect of potential dilutive Ordinary shares - Warrants	304	(6,014)	181	(21,739)

For the computation of diluted net earnings from continuing operations (*)	7,485	$(28,525)	5,977	$(39,502)

For the computation of basic and diluted net earnings from discontinued operations (*)	7,181	$(166,379)	5,796	$(17,853)

*)	For 2022 and 2021, potentially dilutive securities (share options) were excluded from the calculation of diluted earnings per share as they are antidilutive.

**)	Including the effect of Share Consolidation (See Note 18a).